Material Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Material Accounting Policies
Schedule Of Property, Plant and Equipment Useful Lives
Item	Life (in years)
Leasehold improvements	3
Production equipment	2-15
Office furniture and equipment	2-5
Building	20
Right of use assets	Over the lease term